Risk Management (Details) - Schedule of total assets, risk-weighted assets, and components of effective equity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Total Assets Risk Weighted Assets And Components Of Effective Equity Abstract
Total assets according to the statement of financial position	$ 68,164,604	$ 63,971,270
Investment in subsidiaries that are not consolidated
Assets discounted from regulatory capital, other than item 2	12,270,810	10,014,280
Credit equivalents	2,890,350	2,795,989
Contingent credits	2,776,542	4,605,506
Assets generated by the intermediation of financial instruments	243,345	25,731
= (1-2-3+4+5-6) Total assets for regulatory purposes	61,317,340	61,332,754
Assets weighted for credit risk, estimated according to the standard methodology (RAW)	28,401,718	29,019,933
Assets weighted for credit risk, estimated according to internal methodologies (AWCR)
Market Risk Weighted Assets (MRWA)	5,554,604	5,599,484
Operational Risk Weighted Assets (OPWA)	4,070,594	3,316,895
= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	38,026,916	37,936,312
= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	38,026,916	37,936,312
Shareholders equity	4,128,808	3,400,220
Non-controlling interest	109,563	94,360
Goodwill
Excess minority investment
= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,238,371	3,494,580
Additional deductions to common equity tier 1, other than item 2	25,455
= (16-17-2) Common Equity Tier 1 (CET1)	4,212,916	3,494,580
Voluntary (additional) provisions charged as additional capital tier 1 (AT1)
Subordinated bonds imputed as additional capital level 1 (AT1)	190,135	364,262
Preferred shares attributed to additional capital tier 1 (AT1)
Perpetual bonds attributed to additional capital level 1 (AT1)	590,247	592,468
Discounts applied to AT1
= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	780,382	956,730
= (18+24) Equity Tier 1	4,993,298	4,451,310
Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	258,000
Subordinated bonds imputed as Tier 2 capital (T2)	1,472,749	1,067,521
= (26+27) Capital nivel 2 equivalente (T2)	1,765,749	1,325,521
Discounts applied to T2
= (28-29) Tier 2 Capital (T2)	1,765,749	1,325,521
= (25+30) Effective equity	6,759,047	5,776,831
Additional basic capital required for the constitution of the conservation buffer	444,662	294,249
Additional basic capital required to set up the countercyclical buffer
Additional core capital required for banks rated as systemic	142,601
Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)